Share-based compensation - Schedule of Assumptions to Calculate Fair Value of Stock Appreciation Rights (Detail)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Average expected term	3 years 9 months 18 days
Expected volatility	39.73%
Dividend yield	4.97%
Average risk free rate	0.50%